Provisions - Litigation with likelihood of loss considered possible (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Litigation with likelihood of loss considered possible
Amount under litigation considered as a possible loss	$ 306,126	$ 330,602
Tax
Litigation with likelihood of loss considered possible
Amount under litigation considered as a possible loss	137,170	125,438
Labor
Litigation with likelihood of loss considered possible
Amount under litigation considered as a possible loss	29,079	46,402
Civil
Litigation with likelihood of loss considered possible
Amount under litigation considered as a possible loss	20,130	24,911
Environmental
Litigation with likelihood of loss considered possible
Amount under litigation considered as a possible loss	$ 119,747	$ 133,851